CONTRACT ASSETS, NET	6 Months Ended
Dec. 31, 2019
CONTRACT ASSETS, NET
CONTRACT ASSETS, NET

NOTE 10. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	June 30,	December 31,	December
	2019	2019	31, 2019
Third Party	RMB	RMB	U.S. Dollars
Contract assets	¥4,796,153	¥14,748,134	$2,116,552
Impairment of contract assets	(162,213)	(143,237)	(20,556)
Total contract assets, net	¥4,633,940	¥14,604,897	$2,095,996

Net recovery of impairment of contract asset was ¥229,000 and ¥18,976 ($2,723) for the six months ended December 31, 2018 and 2019, respectively.

Movement of impairment of contract assets is as follows:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥395,604	¥162,213	$23,279
Reversal of expense	(233,391)	(18,976)	(2,723)
Ending balance	¥162,213	¥143,237	$20,556